FAIR VALUE (Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financial Assets [Abstract]
Cash and cash equivalents	$ 8,192	$ 23,430
Securities	87,930	94,456
Federal Home Loan Bank stock
Loans held for sale	492	739
Loans, net	186,193	202,153
Accrued interest receivable	1,134	1,255
Financial Liabilities [Abstract]
Deposits	218,337	238,002
Federal Home Loan Bank advances	13,706	18,764
Accrued interest payable	278	376
Fair Value Measurements (Level 1) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	8,192	23,430
Securities
Federal Home Loan Bank stock
Loans held for sale
Loans, net
Accrued interest receivable
Financial Liabilities [Abstract]
Deposits	93,128	96,176
Federal Home Loan Bank advances
Accrued interest payable
Fair Value Measurements (Level 2) [Member]
Financial Assets [Abstract]
Cash and cash equivalents
Securities	87,930	94,456
Federal Home Loan Bank stock
Loans held for sale	492	739
Loans, net
Accrued interest receivable	494	509
Financial Liabilities [Abstract]
Deposits	125,209	141,826
Federal Home Loan Bank advances	13,706	18,764
Accrued interest payable	278	376
Fair Value Measurements (Level 3) [Member]
Financial Assets [Abstract]
Cash and cash equivalents
Securities
Federal Home Loan Bank stock
Loans held for sale
Loans, net	186,193	202,153
Accrued interest receivable	640	746
Financial Liabilities [Abstract]
Deposits
Federal Home Loan Bank advances
Accrued interest payable
Carrying Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	8,192	23,430
Securities	87,930	94,456
Federal Home Loan Bank stock	1,953	1,953
Loans held for sale	482	719
Loans, net	175,476	179,998
Accrued interest receivable	1,134	1,255
Financial Liabilities [Abstract]
Deposits	217,340	236,472
Federal Home Loan Bank advances	13,230	17,672
Accrued interest payable	$ 278	$ 376